MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST

SUPPLEMENT dated November 18, 2008 To the PROSPECTUS of Standish Mellon Fixed Income Fund Dated May 1, 2008 (as supplemented September 9, 2008)

     The following information supplements and supersedes any contrary information contained in the fund’s Prospectus:

     Effective on or about December 1, 2008, the name of the Trust will be changed to Dreyfus Investment Funds and the name of the fund will be changed to Dreyfus/Standish Fixed Income Fund.

     Effective on or about December 1, 2008, references in the fund’s Prospectus to “Mellon Institutional Funds” will be deleted and the fund will be part of the Dreyfus Family of Funds.

     The following information supplements and supersedes any contrary information contained in the fund’s Prospectus:

     Effective on or about December 1, 2008, The Dreyfus Corporation (“Dreyfus”) will replace Standish Mellon Asset Management Company LLC (“Standish”) as the fund’s investment adviser. Dreyfus is located at 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $340 billion in approximately 180 mutual fund portfolios. Dreyfus and Standish are affiliates of each other and subsidiaries of The Bank of NewYork Mellon Corporation (“BNY Mellon”). Dreyfus is the primary mutual fund business of BNY Mellon.

     There will be no changes to the fund’s management fee or to the services to be provided to the fund as a result of the appointment of Dreyfus as the fund’s investment adviser. The fund’s portfolio managers will continue to manage the fund. In addition to their other affiliations, the portfolio managers also are employees of Dreyfus and will manage the fund in that capacity.The portfolio managers will continue to use Standish’s proprietary investment process to manage the fund.

     Effective on or about December 1, 2008, Dreyfus will assume the fund’s current expense undertaking. This expense limitation is voluntary and may be terminated at any time.

     Effective on or about December 1, 2008, references in the fund’s Prospectus to “www.melloninstitutionalfunds.com” will be replaced with “www.dreyfus.com” and references to “mifunds@mellon.com” will be replaced with “custserv@dreyfus.com.” References to a phone number in the fund’s Prospectus will be replaced with 1-800-645-6561 and the address to request information on the fund, as stated on page 19, will be 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144. References in the fund’s Prospectus to Mellon Bank, N.A. are now replaced with The Bank of New York Mellon.

     Effective on or about December 1, 2008, the following information supplements and supersedes any contrary information contained in the section of the fund’s Prospectus entitled “Investment and Account Information” under the following headings:

Heading

How to purchase shares	Minimum initial investment: $1,000 (except as otherwise noted)
Minimum subsequent investment: $100
By check	Send a check to the distributor payable to “Dreyfus Family of
Funds” (for new accounts, also send the completed account
application; when adding to an existing account, write your
account number on the check).You may be charged a fee for
any check that does not clear.
By fax	All references to purchases and redemptions by fax are
deleted.
By wire (Opening an account)	Call to request an account application and an account
number. Have your bank send your investment to The Bank of
New York Mellon with these instructions:
ABA#: 011001234
Account#: 56-5849
Fund name:
Investor account#:
Return your application with the account number on the
application.
How to exchange shares	You may exchange shares worth $500 or more (no minimum
for retirement accounts) of the fund for Class I shares of other
Dreyfus funds or for shares of certain other Dreyfus funds.

     Effective on or about December 1, 2008, the following information supplements and supersedes any contrary information contained in the fund’s Prospectus.

Before selling shares recently purchased by check, please note that:

  if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares the fund will not process wire or telephone redemption requests for up to eight business days following the purchase of those shares

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

Limitations on selling shares by phone

Proceeds	Minimum	Maximum
Sent by	phone	phone

Check	no minimum	$250,000 per day
Wire	$1,000	$500,000 for joint accounts
every 30 days/$20,000 per
day

Written sell orders

Some circumstances require written sell orders with signature guarantees. These include:

  amounts of $10,000 or more on accounts whose address has been changed within the last 30 days requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A signature guarantee helps protect against fraud.You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature much be guaranteed. Please call to ensure that your signature guarantee will be processed correctly.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

6923S1108

MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST

SUPPLEMENT dated November 18, 2008 To the PROSPECTUS of Standish Mellon Intermediate Tax Exempt Bond Fund

Dated February 1, 2008 (as supplemented September 9, 2008)

     The following information supplements and supersedes any contrary information contained in the fund’s Prospectus:

     Effective on or about December 1, 2008, the name of the Trust will be changed to Dreyfus Investment Funds and the name of the fund will be changed to Dreyfus/Standish Intermediate Tax Exempt Bond Fund.

     Effective on or about December 1, 2008, references in the fund’s Prospectus to “Mellon Institutional Funds” will be deleted and the fund will be part of the Dreyfus Family of Funds.

     The following information supplements and supersedes any contrary information contained in the fund’s Prospectus:

     Effective on or about December 1, 2008, The Dreyfus Corporation (“Dreyfus”) will replace Standish Mellon Asset Management Company LLC (“Standish”) as the fund’s investment adviser. Dreyfus is located at 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $340 billion in approximately 180 mutual fund portfolios. Dreyfus and Standish are affiliates of each other and subsidiaries of The Bank of NewYork Mellon Corporation (“BNY Mellon”). Dreyfus is the primary mutual fund business of BNY Mellon.

     There will be no changes to the fund’s management fee or to the services to be provided to the fund as a result of the appointment of Dreyfus as the fund’s investment adviser. The fund’s portfolio managers will continue to manage the fund. In addition to their other affiliations, the portfolio managers also are employees of Dreyfus and will manage the fund in that capacity.  The portfolio managers will continue to use Standish’s proprietary investment process to manage the fund.

     Effective on or about December 1, 2008, Dreyfus will assume the fund’s current expense undertaking. This expense limitation is voluntary and may be terminated at any time.

     Effective on or about December 1, 2008, references in the fund’s Prospectus to “www.melloninstitutionalfunds.com” will be replaced with “www.dreyfus.com” and references to “mifunds@mellon.com” will be replaced with “custserv@dreyfus.com.” References to a phone number in the fund’s Prospectus will be replaced with 1-800-645-6561 and the address to request information on the fund, as stated on page 18, will be 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144. References in the fund’s Prospectus to Mellon Bank, N.A. are now replaced with The Bank New York Mellon.

     Effective on or about December 1, 2008, the following information supplements and supersedes any contrary information contained in the section of the fund’s Prospectus entitled “Investment and Account Information” under the following headings:

Heading

How to purchase shares	Minimum initial investment: $1,000 (except as otherwise noted)
Minimum subsequent investment: $100
By check	Send a check to the distributor payable to “Dreyfus Family of
Funds” (for new accounts, also send the completed account
application; when adding to an existing account, write your
account number on the check).You may be charged a fee for
any check that does not clear.
By fax	All references to purchases and redemptions by fax are
deleted.
By wire (Opening an account)	Call to request an account application and an account
number. Have your bank send your investment to The Bank of
New York Mellon with these instructions:
ABA#: 011001234
Account#: 56-5849
Fund name:
Investor account#:
Return your application with the account number on the
application.
How to exchange shares	You may exchange shares worth $500 or more (no minimum
for retirement accounts) of the fund for Class I shares of other
Dreyfus funds or for shares of certain other Dreyfus funds.

     Effective on or about December 1, 2008, the following information supplements and supersedes any contrary information contained in the fund’s Prospectus.

Before selling shares recently purchased by check, please note that:

  if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares the fund will not process wire or telephone redemption requests for up to eight business days following the purchase of those shares

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

Limitations on selling shares by phone

Proceeds	Minimum	Maximum
Sent by	phone	phone

Check	no minimum	$250,000 per day
Wire	$1,000	$500,000 for joint accounts
every 30 days/$20,000 per
day

Written sell orders

Some circumstances require written sell orders with signature guarantees. These include:

  amounts of $10,000 or more on accounts whose address has been changed within the last 30 days requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A signature guarantee helps protect against fraud.You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature much be guaranteed. Please call to ensure that your signature guarantee will be processed correctly.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

6933S1108

MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST

SUPPLEMENT dated November 18, 2008 To the PROSPECTUS of

Standish Mellon International Fixed Income Fund Standish Mellon Global Fixed Income Fund

Dated May 1, 2008 (as supplemented September 9, 2008)

     The following information supplements and supersedes any contrary information contained in the funds’ Prospectus:

     Effective on or about December 1, 2008, the name of the Trust will be changed to Dreyfus Investment Funds and the name of each fund will be changed as set forth below.

Old Fund Name	New Fund Name

Standish Mellon International Fixed Income Fund	Dreyfus/Standish International Fixed Income Fund
Standish Mellon Global Fixed Income Fund	Dreyfus/Standish Global Fixed Income Fund

     Effective on or about December 1, 2008, references in the funds’ Prospectus to “Mellon Institutional Funds” and “Mellon Institutional Group of Global Fixed Income Funds” will be deleted and the funds will be part of the Dreyfus Family of Funds.

     The following information supplements and supersedes any contrary information contained in the funds’ Prospectus:

     Effective on or about December 1, 2008, The Dreyfus Corporation (“Dreyfus”) will replace Standish Mellon Asset Management Company LLC (“Standish”) as each fund’s investment adviser. Dreyfus is located at 200 Park Avenue, NewYork, NewYork 10166. Founded in 1947, Dreyfus manages approximately $340 billion in approximately 180 mutual fund portfolios. Dreyfus and Standish are affiliates of each other and subsidiaries of The Bank of New York Mellon Corporation (“BNY Mellon”). Dreyfus is the primary mutual fund business of BNY Mellon.

     There will be no changes to the management fees of any fund or to the services to be provided to any fund as a result of the appointment of Dreyfus as each fund’s investment adviser. Each fund’s portfolio managers will continue to manage the respective fund. In addition to their other affiliations, the portfolio managers also are employees of Dreyfus and will manage the respective fund in that capacity. The portfolio managers will continue to use Standish’s proprietary investment process to manage the respective fund.

     Effective on or about December 1, 2008, Dreyfus will assume each fund’s current expense undertaking. These expense limitations are voluntary and may be terminated at any time.

     Effective on or about December 1, 2008, references in the funds’ Prospectus to “www.melloninstitutionalfunds.com” will be replaced with “www.dreyfus.com” and references to “mifunds@mellon.com” will be replaced with “custserv@dreyfus.com.” References to a phone number in the funds’ Prospectus will be replaced with 1-800-645-6561 and the address to request information on a fund, as stated on page 22, will be 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144. References in the funds’ Prospectus to Mellon Bank, N.A. are now replaced with The Bank of New York Mellon.

     Effective on or about December 1, 2008, the following information supplements and supersedes any contrary information contained in the section of the funds’ Prospectus entitled “Investment and Account Information” under the following headings:

Heading

How to purchase shares	Minimum initial investment: $1,000 (except as otherwise noted)
Minimum subsequent investment: $100
By check	Send a check to the distributor payable to “Dreyfus Family of
Funds” (for new accounts, also send the completed account
application; when adding to an existing account, write your
account number on the check).You may be charged a fee for
any check that does not clear.
By fax	All references to purchases and redemptions by fax are
deleted.
By wire (Opening an account)	Call to request an account application and an account
number. Have your bank send your investment to The Bank of
New York Mellon with these instructions:
ABA#: 011001234
Account#: 56-5849
Fund name:
Investor account#:
Return your application with the account number on the
application.
How to exchange shares	You may exchange shares worth $500 or more (no minimum
for retirement accounts) of a fund for Class I shares of other
Dreyfus funds or for shares of certain other Dreyfus funds.

     Effective on or about December 1, 2008, the following information supplements and supersedes any contrary information contained in the funds’ Prospectus.

Before selling shares recently purchased by check, please note that:

  if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares the fund will not process wire or telephone redemption requests for up to eight business days following the purchase of those shares

Unless you decline teleservice privileges on your application, each fund’s transfer agent is authorized to act on telephone instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

Limitations on selling shares by phone

Proceeds	Minimum	Maximum
Sent by	phone	phone

Check	no minimum	$250,000 per day
Wire	$1,000	$500,000 for joint accounts
every 30 days/$20,000 per
day
Written sell orders

Some circumstances require written sell orders with signature guarantees. These include:

  amounts of $10,000 or more on accounts whose address has been changed within the last 30 days requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A signature guarantee helps protect against fraud.You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature much be guaranteed. Please call to ensure that your signature guarantee will be processed correctly.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

6931-6934S1108

MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST

SUPPLEMENT dated November 18, 2008 To the PROSPECTUS of Newton International Equity Fund -- Class A, C and R Shares Dated March 31, 2008 (as supplemented July 1, 2008)

     The following information supplements and supersedes any contrary information contained in the fund’s Prospectus:

     Effective on or about December 1, 2008, the name of the Trust will be changed to Dreyfus Investment Funds and the name of the fund will be changed to Dreyfus/Newton International Equity Fund.

     Effective on or about December 1, 2008, references in the fund’s Prospectus to “Mellon Institutional Funds” will be replaced with the Dreyfus Family of Funds.

     The following information supplements and supersedes any contrary information contained in the fund’s Prospectus:

     Effective on or about December 1, 2008, The Dreyfus Corporation (“Dreyfus”) will replace Newton Capital Management Limited (“Newton”) as the fund’s investment adviser. Newton will serve as the fund’s sub-investment adviser. As the fund’s sub-investment adviser, Newton, subject to Dreyfus’ supervision, will continue to provide investment advisory assistance and research and the day-to-day management of the fund’s investments. Dreyfus is located at 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $340 billion in approximately 180 mutual fund portfolios. Newton is located at 160 Queen Victoria Street, London, EC4V 4LA, England, and was formed in 1978. As of September 30, 2008, Newton, together with its parent and its parent’s subsidiaries, managed approximately $62 billion in discretionary separate accounts and other investment accounts. Dreyfus and Newton are affiliates of each other and subsidiaries of The Bank of NewYork Mellon Corporation (“BNY Mellon”). Dreyfus is the primary mutual fund business of BNY Mellon.

     There will be no changes to the fund’s management fee as a result of the appointment of Dreyfus as the fund’s investment adviser and Dreyfus will pay Newton the sub-investment advisory fee directly. There will be no changes to the services to be provided to the fund as a result of the appointment of Dreyfus as the fund’s investment adviser and Newton as the fund’s sub-investment adviser, except that Dreyfus will supervise Newton’s day-to-day management of the fund’s investments. The fund’s portfolio managers will continue to manage the fund.

     Effective on or about December 1, 2008, Dreyfus will assume the fund’s current expense undertaking. This expense limitation is voluntary and may be terminated at any time.

     Effective on or about December 1, 2008, references in the fund’s Prospectus to “www.melloninstitutionalfunds.com” are deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

9616S1108

MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST

SUPPLEMENT dated November 18, 2008 To the PROSPECTUS of Newton International Equity Fund -- Class I Shares

Dated February 1, 2008 (as supplemented March 14, 2008, March 21, 2008 and September 9, 2008)

     The following information supplements and supersedes any contrary information contained in the fund’s Prospectus:

     Effective on or about December 1, 2008, the name of the Trust will be changed to Dreyfus Investment Funds and the name of the fund will be changed to Dreyfus/Newton International Equity Fund.

     Effective on or about December 1, 2008, references in the fund’s Prospectus to “Mellon Institutional Funds” will be deleted and the fund will be part of the Dreyfus Family of Funds.

     The following information supplements and supersedes any contrary information contained in the fund’s Prospectus:

     Effective on or about December 1, 2008, The Dreyfus Corporation (“Dreyfus”) will replace Newton Capital Management Limited (“Newton”) as the fund’s investment adviser. Newton will serve as the fund’s sub-investment adviser. As the fund’s sub-investment adviser, Newton, subject to Dreyfus’ supervision, will continue to provide investment advisory assistance and research and the day-to-day management of the fund’s investments. Dreyfus is located at 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $340 billion in approximately 180 mutual fund portfolios. Newton is located at 160 Queen Victoria Street, London, EC4V 4LA, England, and was formed in 1978. As of September 30, 2008, Newton, together with its parent and its parent’s subsidiaries, managed approximately $62 billion in discretionary separate accounts and other investment accounts. Dreyfus and Newton are affiliates of each other and subsidiaries of The Bank of NewYork Mellon Corporation (“BNY Mellon”). Dreyfus is the primary mutual fund business of BNY Mellon.

     There will be no changes to the fund’s management fee as a result of the appointment of Dreyfus as the fund’s investment adviser and Dreyfus will pay Newton the sub-investment advisory fee directly. There will be no changes to the services to be provided to the fund as a result of the appointment of Dreyfus as the fund’s investment adviser and Newton as the fund’s sub-investment adviser, except that Dreyfus will supervise Newton’s day-to-day management of the fund’s investments. The fund’s portfolio managers will continue to manage the fund.

     Effective on or about December 1, 2008, Dreyfus will assume the fund’s current expense undertaking. This expense limitation is voluntary and may be terminated at any time.

     Effective on or about December 1, 2008, references in the fund’s Prospectus to “www.melloninstitutionalfunds.com” will be replaced with “www.dreyfus.com” and references to “mifunds@mellon.com” will be replaced with “custserv@dreyfus.com.” References to a phone number in the fund’s Prospectus will be replaced with 1-800-645-6561 and the address to request information on the fund, as stated on page 22, will be 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144. References in the fund’s Prospectus to Mellon Bank, N.A. are now replaced with The Bank of New York Mellon.

     Effective on or about December 1, 2008, the following information supplements and supersedes any contrary information contained in the section of the fund’s Prospectus entitled “Investment and Account Information” under the following headings:

Heading

By check	Send a check to the distributor payable to “Dreyfus Family
of Funds” (for new accounts, also send the completed
account application; when adding to an existing account,
write your account number on the check). You may be
charged a fee for any check that does not clear.
By fax	All references to purchases and redemptions by fax are
deleted.
By wire (Opening an account)	Call to request an account application and an account
number. Have your bank send your investment toThe Bank
of New York Mellon with these instructions:
ABA#: 011001234
Account#: 56-5849
Fund name:
Investor account#:
Return your application with the account number on the
application.
How to exchange	You may exchange Class I shares worth $500 or more (no
Class I shares	minimum for retirement accounts) of the fund for Class I
shares of other Dreyfus funds or for shares of certain other
Dreyfus funds.

     Effective on or about December 1, 2008, the following information supplements and supersedes any contrary information contained in the fund’s Prospectus.

Before selling shares recently purchased by check, please note that:

  if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares the fund will not process wire or telephone redemption requests for up to eight business days following the purchase of those shares

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

Limitations on selling shares by phone

Proceeds	Minimum	Maximum
Sent by	phone	phone

Check	no minimum	$250,000 per day
Wire	$1,000	$500,000 for joint accounts
every 30 days/$20,000 per
day

Written sell orders

Some circumstances require written sell orders with signature guarantees. These include:

  amounts of $10,000 or more on accounts whose address has been changed within the last 30 days requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A signature guarantee helps protect against fraud.You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature much be guaranteed. Please call to ensure that your signature guarantee will be processed correctly.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

6912S1108

MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST

SUPPLEMENT dated November 18, 2008 To the PROSPECTUS of

The Boston Company Group of Equity Funds:
The Boston Company Large Cap Core Fund
The Boston Company Small Cap Value Fund
The Boston Company Small Cap Value Fund II
The Boston Company Small Cap Growth Fund
The Boston Company Small/Mid Cap Growth Fund
The Boston Company Small Cap Tax-Sensitive Equity Fund
The Boston Company Emerging Markets Core Equity Fund
The Boston Company International Core Equity Fund
The Boston Company International Small Cap Fund

Dated February 1, 2008 supplemented April 22, 2008, June 25, 2008 and September 9, 2008)

     The following information supplements and supersedes any contrary information contained in the funds’ Prospectus:

     Effective on or about December 1, 2008, the name of the Trust will be changed to Dreyfus Investment Funds and the name of each fund will be changed as set forth below.

Old Fund Name	New Fund Name

The Boston Company Large Cap Core Fund	Dreyfus/The Boston Company Large Cap Core Fund
The Boston Company Small Cap Value Fund	Dreyfus/The Boston Company Small Cap Value Fund
The Boston Company Small Cap Value Fund II	Dreyfus/The Boston Company Small Cap Value Fund II
The Boston Company Small Cap Growth Fund	Dreyfus/The Boston Company Small Cap Growth Fund
The Boston Company Small/Mid Cap Growth Fund	Dreyfus/The Boston Company Small/Mid Cap Growth Fund
The Boston Company Small CapTax-Sensitive	Dreyfus/The Boston Company Small CapTax-Sensitive
Equity Fund	Equity Fund
The Boston Company Emerging Markets Core	Dreyfus/The Boston Company Emerging Markets Core
Equity Fund	Equity Fund
The Boston Company International Core Equity Fund	Dreyfus/The Boston Company International Core Equity Fund
The Boston Company International Small Cap Fund	Dreyfus/The Boston Company International Small Cap Fund

     Effective on or about December 1, 2008, references in the funds’ Prospectus to “Mellon Institutional Funds” and “The Boston Company Group of Equity Funds” will be deleted and the funds will be part of the Dreyfus Family of Funds.

     The following information supplements and supersedes any contrary information contained in the funds’ Prospectus:

     Effective on or about December 1, 2008,The Dreyfus Corporation (“Dreyfus”) will replace The Boston Company Asset Management, LLC (“TBCAM”) as each fund’s investment adviser. Dreyfus is located at

200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $340 billion in approximately 180 mutual fund portfolios. Dreyfus and TBCAM are affiliates of each other and subsidiaries of The Bank of NewYork Mellon Corporation (“BNY Mellon”). Dreyfus is the primary mutual fund business of BNY Mellon.

     There will be no changes to the management fees of any fund or to the services to be provided to any fund as a result of the appointment of Dreyfus as each fund’s investment adviser. Each fund’s portfolio managers will continue to manage the respective fund. In addition to their other affiliations, the portfolio managers also are employees of Dreyfus and will manage the respective fund in that capacity. The portfolio managers will continue to use TBCAM’s proprietary investment process to manage the respective fund.

     Effective on or about December 1, 2008, Dreyfus will assume for each fund any current expense undertaking that has not yet expired. These expense limitations are voluntary and may be terminated at any time.

     Effective on or about December 1, 2008, references in the funds’ Prospectus to “www.melloninstitutionalfunds.com” will be replaced with “www.dreyfus.com” and references to “mifunds@mellon.com” will be replaced with “custserv@dreyfus.com.” References to a phone number in the funds’ Prospectus will be replaced with 1-800-645-6561 and the address to request information on a fund, as stated on page 42, will be 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144. References in the funds’ Prospectus to Mellon Bank, N.A. are now replaced with The Bank of New York Mellon.

     Effective on or about December 1, 2008, the following information supplements and supersedes any contrary information contained in the section of the funds’ Prospectus entitled “Investment and Account Information” under the following headings:

Heading

How to purchase shares	Minimum initial investment: $1,000 (except as otherwise noted)
Minimum subsequent investment: $100
By check	Send a check to the distributor payable to “Dreyfus Family of
Funds” (for new accounts, also send the completed account
application; when adding to an existing account, write your
account number on the check).You may be charged a fee for
any check that does not clear.
By fax	All references to purchases and redemptions by fax are
deleted.
By wire (Opening an account)	Call to request an account application and an account
number. Have your bank send your investment to The Bank of
New York Mellon with these instructions:
ABA#: 011001234
Account#: 56-5849
Fund name:
Investor account#:
Return your application with the account number on the
application.
How to exchange shares	You may exchange shares worth $500 or more (no minimum
for retirement accounts) of a fund for Class I shares of other
Dreyfus funds or for shares of certain other Dreyfus funds.

     Effective on or about December 1, 2008, the following information supplements and supersedes any contrary information contained in the funds’ Prospectus.

Before selling shares recently purchased by check, please note that:

  if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares the fund will not process wire or telephone redemption requests for up to eight business days following the purchase of those shares

Unless you decline teleservice privileges on your application, each fund’s transfer agent is authorized to act on telephone instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

Limitations on selling shares by phone

Proceeds	Minimum	Maximum
Sent by	phone	phone

Check	no minimum	$250,000 per day
Wire	$1,000	$500,000 for joint accounts
every 30 days/$20,000 per
day

Written sell orders

Some circumstances require written sell orders with signature guarantees. These include:

  amounts of $10,000 or more on accounts whose address has been changed within the last 30 days requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A signature guarantee helps protect against fraud.You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature much be guaranteed. Please call to ensure that your signature guarantee will be processed correctly.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

MIF-TBC-1108

Mellon Institutional Funds Investment Trust SUPPLEMENT dated November 18, 2008 To the STATEMENT OF ADDITIONAL INFORMATION of

Standish Mellon Fixed Income Fund

Dated May 1, 2008

________________________________________________________________________________________

     The following information supplements and supersedes any contrary information contained in the fund’s Statement of Additional Information (the “SAI”):

     Effective on or about December 1, 2008, the name of the Trust will be changed to Dreyfus Investment Funds and the name of the fund will be changed to Dreyfus/Standish Fixed Income Fund.

_______________________

     Effective on or about December 1, 2008, references in the fund’s SAI to “Mellon Institutional Funds” will be deleted and the fund will be part of the Dreyfus Family of Funds.

_______________________

     The following information supplements and supersedes any contrary information contained in the fund’s SAI:

     Effective on or about December 1, 2008, The Dreyfus Corporation (“Dreyfus”) will replace Standish Mellon Asset Management Company LLC (“Standish”) as the fund’s investment adviser. Dreyfus is located at 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $340 billion in approximately 180 mutual fund portfolios. Dreyfus and Standish are affiliates of each other and subsidiaries of The Bank of New York Mellon Corporation (“BNY Mellon”). Dreyfus is the primary mutual fund business of BNY Mellon.

     There will be no changes to the fund’s management fee or to the services to be provided to the fund as a result of the appointment of Dreyfus as the fund’s investment adviser. The fund’s portfolio managers will continue to manage the fund. In addition to their other affiliations, the portfolio managers also are employees of Dreyfus and will manage the fund in that capacity. The portfolio managers will continue to use Standish’s proprietary investment process to manage the fund.

     The following persons are officers and/or directors of Dreyfus: Jonathan Little, Chair of the Board; Jonathan Baum, Chief Executive Officer and a director; J. Charles Cardona, President and a director; Diane P. Durnin, Vice Chair and a director; Phillip N. Maisano, Chief Investment Officer, Vice Chair and a director; J. David Officer, Chief Operating Officer, Vice Chair and a director; Dwight Jacobsen, Executive Vice President; Patrice M. Kozlowski, Senior Vice President – Corporate Communications; Jill Gill, Vice President – Human Resources; Anthony Mayo, Vice President – Information Systems; Theodore A. Schachar, Vice President – Tax; John E. Lane, Vice President; Jeanne M. Login, Vice President; Gary Pierce, Controller; Joseph W. Connolly, Chief Compliance Officer; James Bitetto, Secretary; and Mitchell E. Harris, Ronald P. O’Hanley III, and Scott E. Wennerholm, directors.

_______________________

1

     The following information supplements and supersedes any contrary information contained in the section of the fund’s SAI entitled “Management-Trustees and Officers of the Trust”.

     Effective on or about December 1, 2008, the Trust’s Board will be comprised of the persons listed below. The Trustees’ positions with the Trust, principal occupations and other board memberships and affiliations also are shown below. None of the Trustees are “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended.

Name (Age)	Principal Occupation
Position with Trust (Since)	During Past 5 Years	Other Board Memberships and Affiliations

Joseph S. DiMartino (65)	Corporate Director and Trustee	The Muscular Dystrophy Association, Director
Chairman of the Board		Century Business Services, Inc., a provider of
(2008)		outsourcing functions for small and medium
size companies, Director
The Newark Group, a provider of a national
market of paper recovery facilities, paperboard
mills and paperboard converting plants,
Director
Sunair Services Corporation, a provider of certain
outdoor-related services to homes and
businesses, Director

James M. Fitzgibbons (74)	Corporate Director and Trustee	Bill Barrett Company, an oil and gas
Board Member (2008)		exploration company, Director

Kenneth A. Himmel (62)	President and CEO, Related	None
Board Member (2008)	Urban Development, a real
estate development company
(1996-present)
President and CEO, Himmel &
Company, a real estate
development company
(1980-present)
CEO, American Food
Management, a restaurant
company (1983-present)

Stephen J. Lockwood (61)	Chairman of the Board, Stephen	None
Board Member (2008)	J. Lockwood and Company
LLC, an investment company
(2000-present)

Roslyn M. Watson (59)	Principal, Watson Ventures, Inc.,	American Express Bank, Director
Board Member (2008)	a real estate investment	The Hyams Foundation Inc., a Massachusetts
	company	Charitable Foundation, Trustee
	(1993-present)	National Osteoporosis Foundation, Trustee
SBLI-USA, Director

2

Name (Age)	Principal Occupation
Position with Trust (Since)	During Past 5 Years	Other Board Memberships and Affiliations

Benaree Pratt Wiley (62)	Principal, The Wiley Group, a firm	Boston College, Trustee Associate
Board Member (2008)	specializing in strategy and	Blue Cross Blue Shield of Massachusetts,
	business development	Director
	(2005-present)	Commonwealth Institute, Director
	President and CEO, The	Efficacy Institute, Director
	Partnership, an organization	PepsiCo African – American, Chair of Advisory
	dedicated to increasing the	Board
	representation of African	The Boston Foundation, Director
	Americans in positions of	Century Business Services, Inc., a provider of
	leadership, influence and	outsourcing functions for small and medium
	decision-making in Boston, MA	size companies, Director
	(1991-2005)	CBIZ, a professional support consultant and
service provider to small and midsized
corporations, Director

The address of each Trustee of the Trust is 200 Park Avenue, New York, New York 10166.

_______________________

     Effective on or about December 1, 2008, references in the fund’s SAI to “www.melloninstitutionalfunds.com” will be replaced with “www.dreyfus.com.” References to a phone number in the fund’s SAI will be replaced with 1-800-645-6561 and the address to request information on the fund will be 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144. References in the fund’s SAI to Mellon Bank, N.A. are now replaced with The Bank of New York Mellon.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

3

Mellon Institutional Funds Investment Trust SUPPLEMENT dated November 18, 2008 To the STATEMENT OF ADDITIONAL INFORMATION of Standish Mellon Intermediate Tax Exempt Bond Fund

Dated February 1, 2008 (as supplemented May 30, 2008)

________________________________________________________________________________________

     The following information supplements and supersedes any contrary information contained in the fund’s Statement of Additional Information (the “SAI”):

     Effective on or about December 1, 2008, the name of the Trust will be changed to Dreyfus Investment Funds and the name of the fund will be changed to Dreyfus/Standish Intermediate Tax Exempt Bond Fund.

_______________________

     Effective on or about December 1, 2008, references in the fund’s SAI to “Mellon Institutional Funds” will be deleted and the fund will be part of the Dreyfus Family of Funds.

_______________________

     The following information supplements and supersedes any contrary information contained in the fund’s SAI:

     Effective on or about December 1, 2008, The Dreyfus Corporation (“Dreyfus”) will replace Standish Mellon Asset Management Company LLC (“Standish”) as the fund’s investment adviser. Dreyfus is located at 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $340 billion in approximately 180 mutual fund portfolios. Dreyfus and Standish are affiliates of each other and subsidiaries of The Bank of New York Mellon Corporation (“BNY Mellon”). Dreyfus is the primary mutual fund business of BNY Mellon.

     There will be no changes to the fund’s management fee or to the services to be provided to the fund as a result of the appointment of Dreyfus as the fund’s investment adviser. The fund’s portfolio managers will continue to manage the fund. In addition to their other affiliations, the portfolio managers also are employees of Dreyfus and will manage the fund in that capacity. The portfolio managers will continue to use Standish’s proprietary investment process to manage the fund.

     The following persons are officers and/or directors of Dreyfus: Jonathan Little, Chair of the Board; Jonathan Baum, Chief Executive Officer and a director; J. Charles Cardona, President and a director; Diane P. Durnin, Vice Chair and a director; Phillip N. Maisano, Chief Investment Officer, Vice Chair and a director; J. David Officer, Chief Operating Officer, Vice Chair and a director; Dwight Jacobsen, Executive Vice President; Patrice M. Kozlowski, Senior Vice President – Corporate Communications; Jill Gill, Vice President – Human Resources; Anthony Mayo, Vice President – Information Systems; Theodore A. Schachar, Vice President – Tax; John E. Lane, Vice President; Jeanne M. Login, Vice President; Gary Pierce, Controller; Joseph W. Connolly, Chief Compliance Officer; James Bitetto, Secretary; and Mitchell E. Harris, Ronald P. O’Hanley III, and Scott E. Wennerholm, directors.

_______________________

1

     Effective on or about December 1, 2008, Dreyfus will assume the fund’s current expense undertaking. This expense limitation is voluntary and may be terminated at any time.

_______________________

     The following information supplements and supersedes any contrary information contained in the section of the fund’s SAI entitled “Management-Trustees and Officers of the Trust”.

     Effective on or about December 1, 2008, the Trust’s Board will be comprised of the persons listed below. The Trustees’ positions with the Trust, principal occupations and other board memberships and affiliations also are shown below. None of the Trustees are “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended.

Name (Age)	Principal Occupation
Position with Trust (Since)	During Past 5 Years	Other Board Memberships and Affiliations

Joseph S. DiMartino (65)	Corporate Director and Trustee	The Muscular Dystrophy Association, Director
Chairman of the Board		Century Business Services, Inc., a provider of
(2008)		outsourcing functions for small and medium
size companies, Director
The Newark Group, a provider of a national
market of paper recovery facilities, paperboard
mills and paperboard converting plants,
Director
Sunair Services Corporation, a provider of certain
outdoor-related services to homes and
businesses, Director

James M. Fitzgibbons (74)	Corporate Director and Trustee	Bill Barrett Company, an oil and gas
Board Member (2008)		exploration company, Director

Kenneth A. Himmel (62)	President and CEO, Related	None
Board Member (2008)	Urban Development, a real
estate development company
(1996-present)
President and CEO, Himmel &
Company, a real estate
development company
(1980-present)
CEO, American Food
Management, a restaurant
company (1983-present)

Stephen J. Lockwood (61)	Chairman of the Board, Stephen	None
Board Member (2008)	J. Lockwood and Company
LLC, an investment company
(2000-present)

Roslyn M. Watson (59)	Principal, Watson Ventures, Inc.,	American Express Bank, Director
Board Member (2008)	a real estate investment	The Hyams Foundation Inc., a Massachusetts
	company	Charitable Foundation, Trustee
	(1993-present)	National Osteoporosis Foundation, Trustee
SBLI-USA, Director

2

Name (Age)	Principal Occupation
Position with Trust (Since)	During Past 5 Years	Other Board Memberships and Affiliations

Benaree Pratt Wiley (62)	Principal, The Wiley Group, a firm	Boston College, Trustee Associate
Board Member (2008)	specializing in strategy and	Blue Cross Blue Shield of Massachusetts,
	business development	Director
	(2005-present)	Commonwealth Institute, Director
	President and CEO, The	Efficacy Institute, Director
	Partnership, an organization	PepsiCo African – American, Chair of Advisory
	dedicated to increasing the	Board
	representation of African	The Boston Foundation, Director
	Americans in positions of	Century Business Services, Inc., a provider of
	leadership, influence and	outsourcing functions for small and medium
	decision-making in Boston, MA	size companies, Director
	(1991-2005)	CBIZ, a professional support consultant and
service provider to small and midsized
corporations, Director

The address of each Trustee of the Trust is 200 Park Avenue, New York, New York 10166.

_______________________

     Effective on or about December 1, 2008, references in the fund’s SAI to “www.melloninstitutionalfunds.com” will be replaced with “www.dreyfus.com.” References to a phone number in the fund’s SAI will be replaced with 1-800-645-6561 and the address to request information on the fund will be 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144. References in the fund’s SAI to Mellon Bank, N.A. are now replaced with The Bank of New York Mellon.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

3

Mellon Institutional Funds Investment Trust

SUPPLEMENT dated November 18, 2008

To the STATEMENT OF ADDITIONAL INFORMATION of

Standish Mellon Institutional Group of Global Fixed Income Funds:
Standish Mellon International Fixed Income Fund
Standish Mellon Global Fixed Income Fund

Dated May 1, 2008

________________________________________________________________________________________

     The following information supplements and supersedes any contrary information contained in the funds’ Statement of Additional Information (the “SAI”):

     Effective on or about December 1, 2008, the name of the Trust will be changed to Dreyfus Investment Funds and the name of each fund will be changed as set forth below.

Old Fund Name	New Fund Name

Standish Mellon International Fixed Income Fund	Dreyfus/Standish International Fixed Income Fund
Standish Mellon Global Fixed Income Fund	Dreyfus/Standish Global Fixed Income Fund

_______________________

     Effective on or about December 1, 2008, references in the funds’ SAI to “Mellon Institutional Funds” and “Standish Mellon Institutional Group of Global Fixed Income Funds” will be deleted and the funds will be part of the Dreyfus Family of Funds.

     The following information supplements and supersedes any contrary information contained in the funds’ SAI:

     Effective on or about December 1, 2008, The Dreyfus Corporation (“Dreyfus”) will replace Standish Mellon Asset Management, Company LLC (“Standish”) as each fund’s investment adviser. Dreyfus is located at 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $340 billion in approximately 180 mutual fund portfolios. Dreyfus and Standish are affiliates of each other and subsidiaries of The Bank of New York Mellon Corporation (“BNY Mellon”). Dreyfus is the primary mutual fund business of BNY Mellon.

     There will be no changes to the management fees of any fund or to the services to be provided to any fund as a result of the appointment of Dreyfus as each fund’s investment adviser. Each fund’s portfolio managers will continue to manage the respective fund. In addition to their other affiliations, the portfolio managers also are employees of Dreyfus and will manage the respective fund in that capacity. The portfolio managers will continue to use Standish’s proprietary investment process to manage the respective fund.

     The following persons are officers and/or directors of Dreyfus: Jonathan Little, Chair of the Board; Jonathan Baum, Chief Executive Officer and a director; J. Charles Cardona, President and a director; Diane P. Durnin, Vice Chair and a director; Phillip N. Maisano, Chief Investment Officer, Vice Chair and a director; J. David Officer, Chief Operating Officer, Vice Chair and a director; Dwight Jacobsen, Executive Vice President; Patrice M. Kozlowski,

1

Senior Vice President – Corporate Communications; Jill Gill, Vice President – Human Resources; Anthony Mayo, Vice President – Information Systems; Theodore A. Schachar, Vice President – Tax; John E. Lane, Vice President; Jeanne M. Login, Vice President; Gary Pierce, Controller; Joseph W. Connolly, Chief Compliance Officer; James Bitetto, Secretary; and Mitchell E. Harris, Ronald P. O’Hanley III, and Scott E. Wennerholm, directors.

_______________________

     The following information supplements and supersedes any contrary information contained in the section of the funds’ SAI entitled “Management-Trustees and Officers of the Trust”.

     Effective on or about December 1, 2008, the Trust’s Board will be comprised of the persons listed below. The Trustees’ positions with the Trust, principal occupations and other board memberships and affiliations also are shown below. None of the Trustees are “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended.

Name (Age)	Principal Occupation
Position with Trust (Since)	During Past 5 Years	Other Board Memberships and Affiliations

Joseph S. DiMartino (65)	Corporate Director and Trustee	The Muscular Dystrophy Association, Director
Chairman of the Board		Century Business Services, Inc., a provider of
(2008)		outsourcing functions for small and medium
size companies, Director
The Newark Group, a provider of a national
market of paper recovery facilities, paperboard
mills and paperboard converting plants,
Director
Sunair Services Corporation, a provider of certain
outdoor-related services to homes and
businesses, Director

James M. Fitzgibbons (74)	Corporate Director and Trustee	Bill Barrett Company, an oil and gas
Board Member (2008)		exploration company, Director

Kenneth A. Himmel (62)	President and CEO, Related	None
Board Member (2008)	Urban Development, a real
estate development company
(1996-present)
President and CEO, Himmel &
Company, a real estate
development company
(1980-present)
CEO, American Food
Management, a restaurant
company (1983-present)

Stephen J. Lockwood (61)	Chairman of the Board, Stephen	None
Board Member (2008)	J. Lockwood and Company
LLC, an investment company
(2000-present)

Roslyn M. Watson (59)	Principal, Watson Ventures, Inc.,	American Express Bank, Director
Board Member (2008)	a real estate investment	The Hyams Foundation Inc., a Massachusetts
	company	Charitable Foundation, Trustee
	(1993-present)	National Osteoporosis Foundation, Trustee
SBLI-USA, Director

2

Name (Age)	Principal Occupation
Position with Trust (Since)	During Past 5 Years	Other Board Memberships and Affiliations

Benaree Pratt Wiley (62)	Principal, The Wiley Group, a firm	Boston College, Trustee Associate
Board Member (2008)	specializing in strategy and	Blue Cross Blue Shield of Massachusetts,
	business development	Director
	(2005-present)	Commonwealth Institute, Director
	President and CEO, The	Efficacy Institute, Director
	Partnership, an organization	PepsiCo African – American, Chair of Advisory
	dedicated to increasing the	Board
	representation of African	The Boston Foundation, Director
	Americans in positions of	Century Business Services, Inc., a provider of
	leadership, influence and	outsourcing functions for small and medium
	decision-making in Boston, MA	size companies, Director
	(1991-2005)	CBIZ, a professional support consultant and
service provider to small and midsized
corporations, Director

The address of each Trustee of the Trust is 200 Park Avenue, New York, New York 10166.

_______________________

     Effective on or about December 1, 2008, references in the funds’ SAI to “www.melloninstitutionalfunds.com” will be replaced with “www.dreyfus.com.” References to a phone number in the funds’ SAI will be replaced with 1-800-645-6561 and the address to request information on a fund will be 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144. References in the funds’ SAI to Mellon Bank, N.A. are now replaced with The Bank of New York Mellon.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

3

Mellon Institutional Funds Investment Trust SUPPLEMENT dated November 18, 2008 To the STATEMENT OF ADDITIONAL INFORMATION of

Newton International Equity Fund - - Class A, C and R Shares Dated March 31, 2008 (as supplemented July 1, 2008)

________________________________________________________________________________________

     The following information supplements and supersedes any contrary information contained in the fund’s Statement of Additional Information (the “SAI”):

     Effective on or about December 1, 2008, the name of the Trust will be changed to Dreyfus Investment Funds and the name of the fund will be changed to Dreyfus/Newton International Equity Fund.

_______________________

     Effective on or about December 1, 2008, references in the fund’s SAI to “Mellon Institutional Funds” will be deleted and the fund will be part of the Dreyfus Family of Funds.

_______________________

     The following information supplements and supersedes any contrary information contained in the fund’s SAI:

     Effective on or about December 1, 2008, The Dreyfus Corporation (“Dreyfus”) will replace Newton Capital Management Limited (“Newton”) as the fund’s investment adviser. Newton will serve as the fund’s sub-investment adviser. As the fund’s sub-investment adviser, Newton, subject to Dreyfus’ supervision, will continue to provide investment advisory assistance and research and the day-to-day management of the fund’s investments. Dreyfus is located at 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $340 billion in approximately 180 mutual fund portfolios. Newton is located at 160 Queen Victoria Street, London, EC4V 4LA, England, and was formed in 1979. As of September 30, 2008, Newton, together with its parent and its parent’s subsidiaries, managed approximately $62 billion in discretionary separate accounts and other investment accounts. Dreyfus and Newton are affiliates of each other and subsidiaries of The Bank of New York Mellon Corporation (“BNY Mellon”). Dreyfus is the primary mutual fund business of BNY Mellon.

     There will be no changes to the fund’s management fee as a result of the appointment of Dreyfus as the fund’s investment adviser and Dreyfus will pay Newton the sub-investment advisory fee directly. There will be no changes to the services to be provided to the fund as a result of the appointment of Dreyfus as the fund’s investment adviser and Newton as the fund’s sub-investment adviser, except that Dreyfus will supervise Newton’s day-to-day management of the fund’s investments. The fund’s portfolio managers will continue to manage the fund.

     The following persons are officers and/or directors of Dreyfus: Jonathan Little, Chair of the Board; Jonathan Baum, Chief Executive Officer and a director; J. Charles Cardona, President and a director; Diane P. Durnin, Vice Chair and a director; Phillip N. Maisano, Chief Investment Officer, Vice Chair and a director; J. David Officer, Chief Operating Officer, Vice Chair and a director; Dwight Jacobsen, Executive Vice President; Patrice M. Kozlowski, Senior Vice President – Corporate Communications; Jill Gill, Vice President – Human Resources; Anthony Mayo, Vice President – Information Systems; Theodore A. Schachar, Vice President – Tax; John E. Lane, Vice President; Jeanne M. Login, Vice President; Gary Pierce, Controller; Joseph W. Connolly, Chief Compliance Officer; James Bitetto, Secretary; and Mitchell E. Harris, Ronald P. O’Hanley III, and Scott E. Wennerholm, directors.

1

_______________________

     Effective on or about December 1, 2008, Dreyfus will assume the fund’s current expense undertaking. This expense limitation is voluntary and may be terminated at any time.

_______________________

     The following information supplements and supersedes any contrary information contained in the section of the fund’s SAI entitled “Management-Trustees and Officers of the Trust”.

     Effective on or about December 1, 2008, the Trust’s Board will be comprised of the persons listed below. The Trustees’ positions with the Trust, principal occupations and other board memberships and affiliations also are shown below. None of the Trustees are “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended.

Name (Age)	Principal Occupation
Position with Trust (Since)	During Past 5 Years	Other Board Memberships and Affiliations

Joseph S. DiMartino (65)	Corporate Director and Trustee	The Muscular Dystrophy Association, Director
Chairman of the Board		Century Business Services, Inc., a provider of
(2008)		outsourcing functions for small and medium
size companies, Director
The Newark Group, a provider of a national
market of paper recovery facilities,
paperboard mills and paperboard converting
plants, Director
Sunair Services Corporation, a provider of
certain outdoor-related services to homes
and businesses, Director

James M. Fitzgibbons (74)	Corporate Director and Trustee	Bill Barrett Company, an oil and gas
Board Member (2008)		exploration company, Director

Kenneth A. Himmel (62)	President and CEO, Related	None
Board Member (2008)	Urban Development, a real
estate development company
(1996-present)
President and CEO, Himmel &
Company, a real estate
development company
(1980-present)
CEO, American Food
Management, a restaurant
company (1983-present)

Stephen J. Lockwood (61)	Chairman of the Board, Stephen	None
Board Member (2008)	J. Lockwood and Company
LLC, an investment company
(2000-present)

Roslyn M. Watson (59)	Principal, Watson Ventures, Inc.,	American Express Bank, Director
Board Member (2008)	a real estate investment	The Hyams Foundation Inc., a Massachusetts
	company	Charitable Foundation, Trustee
	(1993-present)	National Osteoporosis Foundation, Trustee
SBLI-USA, Director

2

Name (Age)	Principal Occupation
Position with Trust (Since)	During Past 5 Years	Other Board Memberships and Affiliations

Benaree Pratt Wiley (62)	Principal, The Wiley Group, a	Boston College, Trustee Associate
Board Member (2008)	firm specializing in strategy	Blue Cross Blue Shield of Massachusetts,
	and business development	Director
	(2005-present)	Commonwealth Institute, Director
	President and CEO, The	Efficacy Institute, Director
	Partnership, an organization	PepsiCo African – American, Chair of
	dedicated to increasing the	Advisory Board
	representation of African	The Boston Foundation, Director
	Americans in positions of	Century Business Services, Inc., a provider of
	leadership, influence and	outsourcing functions for small and medium
	decision-making in Boston,	size companies, Director
	MA	CBIZ, a professional support consultant and
	(1991-2005)	service provider to small and midsized
corporations, Director

The address of each Trustee of the Trust is 200 Park Avenue, New York, New York 10166.

_______________________

     Effective on or about December 1, 2008, references in the fund’s SAI to “www.melloninstitutionalfunds.com” will be replaced with “www.dreyfus.com.” The address to request information on the fund will be 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144. References in the fund’s SAI to Mellon Bank, N.A. are now replaced with The Bank of New York Mellon.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

3

Mellon Institutional Funds Investment Trust SUPPLEMENT dated November 18, 2008 To the STATEMENT OF ADDITIONAL INFORMATION of Newton International Equity Fund - - Class I Shares

Dated February 1, 2008 (as supplemented March 14, 2008)

________________________________________________________________________________________

     The following information supplements and supersedes any contrary information contained in the fund’s Statement of Additional Information (the “SAI”):

     Effective on or about December 1, 2008, the name of the Trust will be changed to Dreyfus Investment Funds and the name of the fund will be changed to Dreyfus/Newton International Equity Fund.

_______________________

     Effective on or about December 1, 2008, references in the fund’s SAI to “Mellon Institutional Funds” will be deleted and the fund will be part of the Dreyfus Family of Funds.

_______________________

     The following information supplements and supersedes any contrary information contained in the fund’s SAI:

     Effective on or about December 1, 2008, The Dreyfus Corporation (“Dreyfus”) will replace Newton Capital Management Limited (“Newton”) as the fund’s investment adviser. Newton will serve as the fund’s sub-investment adviser. As the fund’s sub-investment adviser, Newton, subject to Dreyfus’ supervision, will continue to provide investment advisory assistance and research and the day-to-day management of the fund’s investments. Dreyfus is located at 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $340 billion in approximately 180 mutual fund portfolios. Newton is located at 160 Queen Victoria Street, London, EC4V 4LA, England, and was formed in 1978. As of September 30, 2008, Newton, together with its parent and its parent’s subsidiaries, managed approximately $62 billion in discretionary separate accounts and other investment accounts. Dreyfus and Newton are affiliates of each other and subsidiaries of The Bank of New York Mellon Corporation (“BNY Mellon”). Dreyfus is the primary mutual fund business of BNY Mellon.

     There will be no changes to the fund’s management fee as a result of the appointment of Dreyfus as the fund’s investment adviser and Dreyfus will pay Newton the sub-investment advisory fee directly. There will be no changes to the services to be provided to the fund as a result of the appointment of Dreyfus as the fund’s investment adviser and Newton as the fund’s sub-investment adviser, except that Dreyfus will supervise Newton’s day-to-day management of the fund’s investments. The fund’s portfolio managers will continue to manage the fund.

     The following persons are officers and/or directors of Dreyfus: Jonathan Little, Chair of the Board; Jonathan Baum, Chief Executive Officer and a director; J. Charles Cardona, President and a director; Diane P. Durnin, Vice Chair and a director; Phillip N. Maisano, Chief Investment Officer, Vice Chair and a director; J. David Officer, Chief Operating Officer, Vice Chair and a director; Dwight Jacobsen, Executive Vice President; Patrice M. Kozlowski, Senior Vice President – Corporate Communications; Jill Gill, Vice President – Human Resources; Anthony Mayo, Vice President – Information Systems; Theodore A. Schachar, Vice President – Tax; John E. Lane, Vice President; Jeanne M. Login, Vice President; Gary Pierce, Controller; Joseph W. Connolly, Chief Compliance Officer; James Bitetto, Secretary; and Mitchell E. Harris, Ronald P. O’Hanley III, and Scott E. Wennerholm, directors.

1

_______________________

     Effective on or about December 1, 2008, Dreyfus will assume the fund’s current expense undertaking. This expense limitation is voluntary and may be terminated at any time.

_______________________

     The following information supplements and supersedes any contrary information contained in the section of the fund’s SAI entitled “Management-Trustees and Officers of the Trust”.

     Effective on or about December 1, 2008, the Trust’s Board will be comprised of the persons listed below. The Trustees’ positions with the Trust, principal occupations and other board memberships and affiliations also are shown below. None of the Trustees are ‘interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended.

Name (Age)	Principal Occupation
Position with Trust (Since)	During Past 5 Years	Other Board Memberships and Affiliations

Joseph S. DiMartino (65)	Corporate Director and Trustee	The Muscular Dystrophy Association, Director
Chairman of the Board		Century Business Services, Inc., a provider of
(2008)		outsourcing functions for small and medium
size companies, Director
The Newark Group, a provider of a national
market of paper recovery facilities,
paperboard mills and paperboard converting
plants, Director
Sunair Services Corporation, a provider of
certain outdoor-related services to homes
and businesses, Director

James M. Fitzgibbons (74)	Corporate Director and Trustee	Bill Barrett Company, an oil and gas
Board Member (2008)		exploration company, Director

Kenneth A. Himmel (62)	President and CEO, Related	None
Board Member (2008)	Urban Development, a real
estate development company
(1996-present)
President and CEO, Himmel &
Company, a real estate
development company
(1980-present)
CEO, American Food
Management, a restaurant
company (1983-present)

Stephen J. Lockwood (61)	Chairman of the Board, Stephen	None
Board Member (2008)	J. Lockwood and Company
LLC, an investment company
(2000-present)

Roslyn M. Watson (59)	Principal, Watson Ventures, Inc.,	American Express Bank, Director
Board Member (2008)	a real estate investment	The Hyams Foundation Inc., a Massachusetts
	company	Charitable Foundation, Trustee
	(1993-present)	National Osteoporosis Foundation, Trustee
SBLI-USA, Director

2

Name (Age)	Principal Occupation
Position with Trust (Since)	During Past 5 Years	Other Board Memberships and Affiliations

Benaree Pratt Wiley (62)	Principal, The Wiley Group, a	Boston College, Trustee Associate
Board Member (2008)	firm specializing in strategy	Blue Cross Blue Shield of Massachusetts,
	and business development	Director
	(2005-present)	Commonwealth Institute, Director
	President and CEO, The	Efficacy Institute, Director
	Partnership, an organization	PepsiCo African – American, Chair of
	dedicated to increasing the	Advisory Board
	representation of African	The Boston Foundation, Director
	Americans in positions of	Century Business Services, Inc., a provider of
	leadership, influence and	outsourcing functions for small and medium
	decision-making in Boston,	size companies, Director
	MA	CBIZ, a professional support consultant and
	(1991-2005)	service provider to small and midsized
corporations, Director

The address of each Trustee of the Trust is 200 Park Avenue, New York, New York 10166.

_______________________

     Effective on or about December 1, 2008, references in the fund’s SAI to “www.melloninstitutionalfunds.com” will be replaced with “www.dreyfus.com.” References to a phone number in the fund’s SAI will be replaced with 1-800-645-6561 and the address to request information on the fund will be 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144. References in the fund’s SAI to Mellon Bank, N.A. are now replaced with The Bank of New York Mellon.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

3

Mellon Institutional Funds Investment Trust

SUPPLEMENT dated November 18, 2008

To the STATEMENT OF ADDITIONAL INFORMATION of

The Boston Company Institutional Group of Equity Funds:
The Boston Company Large Cap Core Fund
The Boston Company Small Cap Value Fund
The Boston Company Small Cap Value Fund II
The Boston Company Small Cap Growth Fund
The Boston Company Small/Mid Cap Growth Fund
The Boston Company Small Cap Tax-Sensitive Equity Fund
The Boston Company Emerging Markets Core Equity Fund
The Boston Company International Core Equity Fund
The Boston Company International Small Cap Fund

Dated February 1, 2008 (as supplemented April 22, 2008)

________________________________________________________________________________________

     The following information supplements and supersedes any contrary information contained in the funds’ Statement of Additional Information (the “SAI”):

     Effective on or about December 1, 2008, the name of the Trust will be changed to Dreyfus Investment Funds and the name of each fund will be changed as set forth below.

Old Fund Name	New Fund Name

The Boston Company Large Cap Core Fund	Dreyfus/The Boston Company Large Cap Core Fund
The Boston Company Small Cap Value Fund	Dreyfus/The Boston Company Small Cap Value Fund
The Boston Company Small Cap Value Fund II	Dreyfus/The Boston Company Small Cap Value Fund II
The Boston Company Small Cap Growth Fund	Dreyfus/The Boston Company Small Cap Growth Fund
The Boston Company Small/Mid Cap Growth Fund	Dreyfus/The Boston Company Small/Mid Cap Growth Fund
The Boston Company Small Cap Tax-Sensitive Equity	Dreyfus/The Boston Company Small Cap Tax-Sensitive
Fund	Equity Fund
The Boston Company Emerging Markets Core Equity	Dreyfus/The Boston Company Emerging Markets Core Equity
Fund	Fund
The Boston Company International Core Equity Fund	Dreyfus/The Boston Company International Core Equity Fund
The Boston Company International Small Cap Fund	Dreyfus/The Boston Company International Small Cap Fund

_______________________

     Effective on or about December 1, 2008, references in the funds’ SAI to “Mellon Institutional Funds”, “Mellon Institutional Group of Equity Funds” and “The Boston Company Institutional Group of Equity Funds” will be deleted and the funds will be part of the Dreyfus Family of Funds.

_______________________

     The following information supplements and supersedes any contrary information contained in the funds’ SAI:

     Effective on or about December 1, 2008, The Dreyfus Corporation (“Dreyfus”) will replace The Boston Company Asset Management, LLC (“TBCAM”) as each fund’s investment adviser. Dreyfus is located at 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $340 billion in approximately 180 mutual fund portfolios. Dreyfus and TBCAM are affiliates of each other and subsidiaries of The Bank of New York Mellon Corporation (“BNY Mellon”). Dreyfus is the primary mutual fund business of BNY Mellon.

     There will be no changes to the management fees of any fund or to the services to be provided to any fund as a result of the appointment of Dreyfus as each fund’s investment adviser. Each fund’s portfolio managers will continue to manage the respective fund. In addition to their other affiliations, the portfolio managers also are employees of Dreyfus and will manage the respective fund in that capacity. The portfolio managers will continue to use TBCAM’s proprietary investment process to manage the respective fund.

     The following persons are officers and/or directors of Dreyfus: Jonathan Little, Chair of the Board; Jonathan Baum, Chief Executive Officer and a director; J. Charles Cardona, President and a director; Diane P. Durnin, Vice Chair and a director; Phillip N. Maisano, Chief Investment Officer, Vice Chair and a director; J. David Officer, Chief Operating Officer, Vice Chair and a director; Dwight Jacobsen, Executive Vice President; Patrice M. Kozlowski, Senior Vice President – Corporate Communications; Jill Gill, Vice President – Human Resources; Anthony Mayo, Vice President – Information Systems; Theodore A. Schachar, Vice President – Tax; John E. Lane, Vice President; Jeanne M. Login, Vice President; Gary Pierce, Controller; Joseph W. Connolly, Chief Compliance Officer; James Bitetto, Secretary; and Mitchell E. Harris, Ronald P. O’Hanley III, and Scott E. Wennerholm, directors.

_______________________

     Effective on or about December 1, 2008, Dreyfus will assume for each fund any current expense undertaking that has not yet expired. These expense limitations are voluntary and may be terminated at any time.

_______________________

     The following information supplements and supersedes any contrary information contained in the section of the funds’ SAI entitled “Management-Trustees and Officers of the Trust”.

     Effective on or about December 1, 2008, the Trust’s Board will be comprised of the persons listed below. The Trustees’ positions with the Trust, principal occupations and other board memberships and affiliations also are shown below. None of the Trustees are “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended.

Name (Age)	Principal Occupation
Position with Trust (Since)	During Past 5 Years	Other Board Memberships and Affiliations

Joseph S. DiMartino (65)	Corporate Director and Trustee	The Muscular Dystrophy Association, Director
Chairman of the Board		Century Business Services, Inc., a provider of
(2008)		outsourcing functions for small and medium
size companies, Director
The Newark Group, a provider of a national
market of paper recovery facilities,
paperboard mills and paperboard converting
plants, Director

Name (Age)	Principal Occupation
Position with Trust (Since)	During Past 5 Years	Other Board Memberships and Affiliations

Sunair Services Corporation, a provider of
certain outdoor-related services to homes
and businesses, Director

James M. Fitzgibbons (74)	Corporate Director and Trustee	Bill Barrett Company, an oil and gas
Board Member (2008)		exploration company, Director

Kenneth A. Himmel (62)	President and CEO, Related	None
Board Member (2008)	Urban Development, a real
estate development company
(1996-present)
President and CEO, Himmel &
Company, a real estate
development company
(1980-present)
CEO, American Food
Management, a restaurant
company (1983-present)

Stephen J. Lockwood (61)	Chairman of the Board, Stephen	None
Board Member (2008)	J. Lockwood and Company
LLC, an investment company
(2000-present)

Roslyn M. Watson (59)	Principal, Watson Ventures, Inc.,	American Express Bank, Director
Board Member (2008)	a real estate investment	The Hyams Foundation Inc., a Massachusetts
	company	Charitable Foundation, Trustee
	(1993-present)	National Osteoporosis Foundation, Trustee
SBLI-USA, Director

Benaree Pratt Wiley (62)	Principal, The Wiley Group, a firm	Boston College, Trustee Associate
Board Member (2008)	specializing in strategy and	Blue Cross Blue Shield of Massachusetts,
	business development	Director
	(2005-present)	Commonwealth Institute, Director
	President and CEO, The	Efficacy Institute, Director
	Partnership, an organization	PepsiCo African – American, Chair of Advisory
	dedicated to increasing the	Board
	representation of African	The Boston Foundation, Director
	Americans in positions of	Century Business Services, Inc., a provider of
	leadership, influence and	outsourcing functions for small and medium
	decision-making in Boston, MA	size companies, Director
	(1991-2005)	CBIZ, a professional support consultant and
service provider to small and midsized
corporations, Director

The address of each Trustee of the Trust is 200 Park Avenue, New York, New York 10166

     Effective on or about December 1, 2008, references in the funds’ SAI to “www.melloninstitutionalfunds.com” will be replaced with “www.dreyfus.com.” References to a phone number in the funds’ SAI will be replaced with 1-800-645-6561 and the address to request information on a fund will be 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144. References in the funds’ SAI to Mellon Bank, N.A. are now replaced with The Bank of New York Mellon.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

Mellon Institutional Funds Investment Trust SUPPLEMENT dated November 18, 2008 To the STATEMENT OF ADDITIONAL INFORMATION of

Mellon Capital Large Cap Growth Fund Mellon Capital Micro Cap Fund

Dated February 1, 2008

___________________________________________________________________________________

     Mellon Capital Large Cap Growth Fund and Mellon Capital Micro Cap Fund have been liquidated and terminated as series of the Trust. Accordingly, the funds are no longer being offered for sale to investors.